Taxes (Details) - Schedule of statutory EIT rate and the effective tax - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statutory Eit Rate and the Effective Tax [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 415,251	$ 1,334,938
Effect of expense for which no income tax is deductible	25,937	21,881
Effect of assets recognized at fair value in business combinations	(177,960)
Effective income tax expense	$ 263,228	$ 1,356,819